Leases - Summary of Detailed Information About Maturity Analysis Of Lease Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Lease liabilities	$ 1,319	$ 1,671	$ 1,635
Discounted
Statement [Line Items]
Lease liabilities	1,319	1,671
Discounted | Within one year
Statement [Line Items]
Lease liabilities	260	297
Discounted | Between one and two years
Statement [Line Items]
Lease liabilities	196	241
Discounted | Between two and three years
Statement [Line Items]
Lease liabilities	154	190
Discounted | Between three and four years
Statement [Line Items]
Lease liabilities	121	154
Discounted | Between four and five years
Statement [Line Items]
Lease liabilities	92	126
Discounted | After five years
Statement [Line Items]
Lease liabilities	496	663
Undiscounted
Statement [Line Items]
Lease liabilities	1,673	2,188
Undiscounted | Within one year
Statement [Line Items]
Lease liabilities	263	302
Undiscounted | Between one and two years
Statement [Line Items]
Lease liabilities	205	254
Undiscounted | Between two and three years
Statement [Line Items]
Lease liabilities	166	208
Undiscounted | Between three and four years
Statement [Line Items]
Lease liabilities	135	175
Undiscounted | Between four and five years
Statement [Line Items]
Lease liabilities	106	150
Undiscounted | After five years
Statement [Line Items]
Lease liabilities	$ 798	$ 1,099